Operating Segment Information	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Operating Segment Information
12.	OPERATING SEGMENT INFORMATION

(1)
The Company determined its operating segments based on business activities with discrete financial information regularly reported through the Company’s internal reporting protocols to the Company’s chief operating decision maker. The Company is organized into business units based on its products and services. As of December 31, 2019, the Company had the following segments: wafer fabrication and new business. There were no material differences between the accounting policies described in Note 4 and those applied by the operating segments. The primary operating activity of the wafer fabrication segment is the manufacture of chips to the design specifications of our customers by using our own proprietary processes and techniques. The Company maintains a diversified customer base across industries, including communication, consumer electronics, computer, memory and others, while continuing to focus on manufacturing for high growth, large volume applications, including networking, telecommunications, internet, multimedia, PCs and graphics. New business segment primarily includes researching, developing, manufacturing, and providing solar energy.

Reportable segment information for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$148,939,836	$344,870	$149,284,706	$—	$149,284,706
Operating revenues from sales among intersegments	—	13,600	13,600	(13,600)	—
Segment net income (loss), net of tax	6,728,620	(665,895)	6,062,725	616,504	6,679,229
Acquisition of property, plant and equipment	44,229,488	6,788	44,236,276	—	44,236,276
Depreciation	50,737,240	227,880	50,965,120	—	50,965,120
Share of profit or loss of associates and joint ventures	(258,959)	(32,619)	(291,578)	449,415	157,837
Income tax expense (benefit)	1,167,154	3	1,167,157	(174,676)	992,481
Impairment loss	632,207	318,128	950,335	—	950,335

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$151,023,932	$228,639	$151,252,571	$—	$151,252,571
Operating revenues from sales among intersegments	—	19,290	19,290	(19,290)	—
Segment net income (loss), net of tax	2,688,331	(602,809)	2,085,522	1,162,275	3,247,797
Acquisition of property, plant and equipment	19,589,770	305	19,590,075	—	19,590,075
Depreciation	49,777,242	171,347	49,948,589	—	49,948,589
Share of profit or loss of associates and joint ventures	(1,201,986)	(23,245)	(1,225,231)	608,566	(616,665)
Income tax expense (benefit)	(456,058)	(2,595)	(458,653)	(671,224)	(1,129,877)
Impairment loss	46,225	—	46,225	—	46,225

	For the year ended December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$148,123,306	$78,335	$148,201,641	$—	$148,201,641
Segment net income (loss), net of tax	6,156,681	(442,365)	5,714,316	(1, 138 , 066)	4,57 6 , 250
Acquisition of property, plant and equipment	16,518,483	—	16,518,483	—	16,518,483
Acquisition of intangible assets	2,443,593	—	2,443,593	—	2,443,593
Cash payments for the principal portion of the lease liability	614,845	18,643	633,488	—	633,488
Depreciation	47,038,876	134,005	47,172,881	—	47,172,881
Share of profit or loss of associates and joint ventures	733,044	—	733,044	(617,715)	115,329
Income tax expense (benefit)	(414,104)	20,974	(393,130)	62 3 , 476	23 0 , 346
Impairment loss	33,160	84,974	118,134	—	118,134

	As of December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$363,529,040	$1,263,368	$364,792,408	$(2,195,179)	$362,597,229

Segment liabilities	$157,000,054	$1,068,722	$158,068,776	$130,970	$158,199,746

	As of December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$369,189,983	$924,149	$370,114,132	$(3, 852 ,4 39)	$366, 261 , 693

Segment liabilities	$161,955,970	$1,157,878	$163,113,848	$23 3, 930	$163, 347 , 77 8

Note:	The adjustments primarily consisted of intragroup elimination entries and GAAP difference adjustments.

(2)	Geographic information
Non-current
assets

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$90,046,190	$73,481,714
Singapore	16,881,746	15,191,880
China (includes Hong Kong)	73,627,957	63,622,327
USA	31,919	70,498
Europe	155,489	24,383
Japan	232	12,265,769
Others	—	3,309

Total	$180,743,533	$164,659,880

Non-current
assets include property, plant and equipment,
right-of-use
assets, intangible assets, prepayment for equipment and other noncurrent assets.

(3)	Major customers
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A from wafer fabrication segment	$15,632,722	$15,357,470	$17,576,293